REDEEMABLE CONVERTIBLE CUMULATIVE PREFERRED STOCK (Details) (USD $)	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		12 Months Ended						9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] Change of Control (CoC) [Member]	Dec. 31, 2011 Series A Preferred Stock [Member] Change of Control (CoC) [Member]	Sep. 30, 2013 Series A Preferred Stock [Member] Change of Control (CoC) [Member]	Sep. 30, 2013 Series A Preferred Stock [Member] Non Change of Control (Non CoC) [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] Non Change of Control (Non CoC) [Member]	Dec. 31, 2011 Series A Preferred Stock [Member] Non Change of Control (Non CoC) [Member]	Sep. 30, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Sep. 30, 2013 Series B Preferred Stock [Member] Change of Control (CoC) [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Change of Control (CoC) [Member]	Dec. 31, 2011 Series B Preferred Stock [Member] Change of Control (CoC) [Member]	Sep. 30, 2013 Series B Preferred Stock [Member] Non Change of Control (Non CoC) [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Non Change of Control (Non CoC) [Member]	Dec. 31, 2011 Series B Preferred Stock [Member] Non Change of Control (Non CoC) [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding			6	6	6							241	241	322
Dividend rate, percentage	5.00%		15.00%	15.00%								10.00%	10.00%
Preferred stock, redemption amount plus accrued dividends			$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 27,500	$ 27,500	$ 27,500	$ 2,500	$ 2,500	$ 2,500	$ 2,500	$ 2,500	$ 2,500	$ 3,000	$ 3,000	$ 3,000
Greater than percentage to activate change of control scenario						50.00%	50.00%
Number of common stock issued for each share of convertible preferred stock			25,200	24,000	24,000							876	835	835
Accrued dividends			$ 1,047,869	$ 1,030,994	$ 1,008,494							$ 1,899,450	$ 1,854,281	$ 2,017,301
Annual dividends accrue rate, per share			$ 3,750									$ 250
Common stock issued for conversion of Series B preferred stock, Shares		1,231,484
Series B shares converted by former director	1,570,435 [1]												80

[1]	issued upon cashless exercises of 4,200,000 options at an exercise price of $0.29 per share based upon market prices of the Company's common stock ranging from $0.46 to $0.50 per share.